SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total goodwill	$ 2,843	$ 2,843	$ 2,671
Bio Modeling [Member]
Finite-Lived Intangible Assets [Line Items]
Total goodwill	2,619	2,619
Empowered Dental [Member]
Finite-Lived Intangible Assets [Line Items]
Total goodwill	52	52	52
Lyon Dental [Member]
Finite-Lived Intangible Assets [Line Items]
Total goodwill	$ 172	172
Vivos Solutions [Member]
Finite-Lived Intangible Assets [Line Items]
Total goodwill		$ 2,619	$ 2,619